Plant & Equipment (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 30, 2022	May 13, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020	Dec. 15, 2022	Oct. 15, 2022	Sep. 15, 2022	Jan. 07, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense					$ 106,808	$ 172,259	$ 178,744	$ 239,904	$ 123,956
Description for package comprises of property		The package comprises substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.
Non-refundable deposit			$ 500,000			500,000							$ 500,000
Sales tax paid		$ 231,000	231,000			231,000
Cash		731,000
Value of shares issued		$ 1,970,264	1,970,264			1,970,264
Value of warrants issued			1,273,032			1,273,032
Total value			3,974,296			3,974,296
Security deposit			1,000,000			1,000,000
Ball Mill [Member]
Property, Plant and Equipment [Line Items]
Non-refundable deposit										$ 475,000	$ 100,000	$ 100,000
Purchase of non-refundable deposit						100,000
D Angelo International L L C [Member]
Property, Plant and Equipment [Line Items]
Purchase payments	$ 675,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 42,814	$ 34,565	$ 52,784	$ 119,905	$ 98,961	$ 133,526	$ 17,577